Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Depreciation	$ 26.9	$ 12.6	$ 9.6
Assets Held under Capital Leases
Property Plant And Equipment [Line Items]
Capital leased assets, gross	4.1	3.3
Depreciation	0.7	0.7	$ 0.6
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Capital leased assets, accumulated depreciation	$ 2.1	$ 2.4